TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Apr. 30, 2014	Feb. 28, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of vessels disposed of				2
Claims for damages against charterers		$ 2,400,000			$ 2,400,000
Bad debt write off	3,000,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance		9,317,000	12,081,000	1,926,000
Additions charged to income			226,000	10,634,000
Release of Allowance for Doubtful Accounts		(1,883,000)	(2,990,000)	(479,000)
Allowance for doubtful accounts balance	9,317,000	7,434,000	9,317,000	12,081,000	7,434,000						9,317,000
Golden Zhejiang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Legal Settlements					3,100,000	3,300,000	3,200,000	9,700,000
Battersea [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Legal Settlements									100,000	200,000	756,000
Claims for damages against charterers	17,000,000		17,000,000								17,000,000
Time Charter Revenue [Member] | Golden Zhejiang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Legal Settlements		$ 1,900,000						$ 1,900,000